Operating Expenses - Schedule of Operating Expenses (Details) (Parenthetical) - Unfunded Plan One [Member] - Other Benefit Plans [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Key Management Personnel Compensation [Member]
Statement Line Items [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 4	$ 7
Other Employees Compensation [Member]
Statement Line Items [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 7	$ 2